Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Obsolescence for inventory	$ 100,000	$ 33,000
BF-RhodoLED [Member]
[custom:ProvisionForInventories]	$ 100,000
Xepi [Member]
Obsolescence for inventory		300,000
Ameluz [Member]
Obsolescence for inventory		$ 0